Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2017
TSG IT Advanced Systems Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$1,824
Intangible assets	13,693
Backlog	2,221
Deferred tax liability	(3,948)
Dividend preference derivative	2,140
Goodwill	9,836

Total assets acquired net of acquired cash	$25,766

Michpal Micro Computers (1983) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$139
Intangible assets	11,329
Deferred tax liability	(2,606)
Goodwill	13,244

Total assets acquired net of acquired cash	$22,106

Ibexi Solution Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$1,105
Intangible assets	1,315
Goodwill	2,344

Net assets acquired	$4,764

Maximum Processing Inc. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(240)
Intangible assets	1,859
Goodwill	2,659

Net assets acquired	$4,278

4Sight Business Intelligence Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(145)
Intangible assets	279
Deferred taxes	(112)
Goodwill	308

Net assets acquired	$330

StoneRiver, Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Current assets	$16,785
Property and equipment	1,088
Intangible assets	38,145
Goodwill	77,014
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	$31,759

Total purchase price	$101,351

Schedule of intangible assets associated with acquisition and annual amortization rates
Fair value
Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Comblack IT Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets, excluding cash acquired	$(405)
Redeemable non-controlling interests	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired net of acquired cash	$1,821

Infinigy Solutions LLC [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets, excluding cash acquired	$1,182
Redeemable non-controlling interests	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

Roshtov Software Industries Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets, excluding cash acquired	$15
Redeemable non-controlling interests	(14,012)
Intangible assets	22,439
Deferred tax liabilities	(5,610)
Goodwill	17,718

Total assets acquired net of acquired cash	$20,550

Shavit Software (2009) Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets, excluding cash acquired	$533
Intangible assets	3,489
Deferred tax liabilities	(871)
Goodwill	3,685

Total assets acquired net of acquired cash	$6,836

Other acquisitions by Magic [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
	December 31,
	2016	2017(1)

Net Assets, excluding cash acquired	$2,174	$(1,822)
Non-controlling interests	(1,209)	-
Intangible assets	2,106	1,149
Deferred tax liabilities	(427)	-
Goodwill	6,240	1,723

Total assets acquired net of acquired cash	$8,884	$1,050

(1) The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

SeeV Solutions Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
	December 31,
	2016	2017(1)

Net Assets, excluding cash acquired	$2,174	$(1,822)
Non-controlling interests	(1,209)	-
Intangible assets	2,370	1,149
Deferred tax liabilities	(493)	-
Goodwill	6,042	1,723

Total assets acquired net of acquired cash	$8,884	$1,050

(1) The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Hydus Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$583
Intangible assets	580
Deferred tax liabilities	(203)
Goodwill	2,986

Total assets acquired	$3,946

Ono Apps Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$86
Intangible assets	420
Deferred tax liabilities	(111)
Goodwill	1,107

Total assets acquired	$1,502

Programa Logistics Systems Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$267
Redeemable non-controlling interests	(2,471)
Intangible assets	1,216
Goodwill	3,229

Total assets acquired	$2,241

Network Infrastructure Technologies Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$391
Redeemable non-controlling interests	(3,968)
Intangible assets	2,138
Deferred tax liabilities	(855)
Goodwill	9,044

Total assets acquired	$6,750

Schedule of consolidated statements of financial position
	As previously reported	The change	As presented in these financial statements
As of December 31, 2016:

Goodwill	497,784	(2,422)	495,362
Intangible assets, net	129,821	(1,375)	128,446
Long term liabilities in respect of business combinations	(9,611)	742	(8,869)
Deferred Tax Provision	(30,939)	(90)	(31,029)
Long-term Redeemable non-controlling interests	(43,556)	3,145	(40,411)

Second to none solutions Inc. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Intangible assets	$909
Redeemable non-controlling interests	(2,184)
Deferred tax liabilities	(311)
Goodwill	2,387

Total assets acquired	$801

Aviv Management Engineering Systems Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$(1,338)
Redeemable non-controlling interests	(1,486)
Intangible assets	2,051
Deferred tax liabilities	(472)
Goodwill	6,681

Total assets acquired	$5,436

Knowledge Price [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$783
Intangible assets	2,430
Deferred taxes	(365)
Goodwill	2,872

Net assets acquired	$5,720